Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 73,598	$ 591	$ 5,089	$ (26,550)	$ 52,728
Balance, shares at Dec. 31, 2017	554,595,167
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,563)	(1,563)
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	233,333,333
Share issue costs	$ (324)				(324)
Value allocated to warrants	(2,572)		2,572
Forfeited/expired options			(79)	79
Share-based payments			317		317
Balance at Jun. 30, 2018	$ 88,202	591	7,899	(28,034)	68,658
Balance, shares at Jun. 30, 2018	787,928,500
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	554,595,167
Statement Line Items [Line Items]
Share-based payments			317
Balance at Dec. 31, 2018	$ 87,947	591	7,749	(29,343)	66,944
Balance, shares at Dec. 31, 2018	787,928,500
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,203)	(1,203)
Share-based payments
Expired warrants			(1,561)	1,561
Balance at Jun. 30, 2019	$ 87,947	$ 591	$ 6,188	$ (28,985)	$ 65,741
Balance, shares at Jun. 30, 2019	787,928,500